ALLEGIANT FUNDS

                       ALLEGIANT INTERNATIONAL EQUITY FUND

                           A, B and C Shares (Retail)

    Supplement dated August 31, 2005 to the Prospectus dated October 1, 2004 (as revised June 13, 2005).

  This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.


At a Special Meeting of Shareholders of the Allegiant International Equity Fund (the "Fund") held on August 22, 2005, shareholders approved a sub-advisory agreement between Polaris Capital Management, Inc. ("Polaris") and Allegiant Asset Management Company, the Fund's current investment adviser (the "Adviser"). Beginning on or about September 1, 2005, Polaris will serve as sub-adviser to the Fund and furnish investment advisory services to a portion of the assets of the Fund subject to the supervision of the Adviser. This Supplement revises the Prospectus to reflect this arrangement.

The second paragraph under the section entitled "Risk/Return Information Common to the Funds" on page 1 of the Prospectus is deleted and replaced with the following:

         Each Fund has its own investment goal and strategies for reaching that goal. The Adviser manages the investments of each Fund. Polaris Capital Management, Inc. ("Polaris") serves as sub-adviser to a portion of the assets of the Allegiant International Equity Fund. Allegiant Investment Counselors, Inc. ("Investment Counselors" and together with Polaris, the "Sub-Advisers") serves as sub-adviser to the Allegiant Small Cap Core Fund. The Adviser, with the assistance of Polaris in the case of the Allegiant International Equity Fund and Investment Counselors in the case of the Allegiant Small Cap Core Fund, invests Fund assets in a way that it believes will help a Fund achieve its goal. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's and each Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

The following is added to the "Fund Summary" on Page 2 of the Prospectus:

        ------------------------------------------------------------------
        SUB-ADVISER                  Polaris Capital Management Inc.
        ------------------------------------------------------------------

The disclosure on page 2 of the Prospectus is amended by deleting the second paragraph under the section entitled "Principal Investment Strategies" and replacing it with the following:

         The Fund's principal investment strategy is investing in common stocks of foreign issuers. The Fund invests in securities that are tied economically to a number of countries throughout the world. The Fund will limit investments in securities of issuers in countries with emerging markets or economies to no more than 25% of the Fund's total assets. More than 25% of the Fund's assets may be invested in the equity securities of issuers located in the same country.

The disclosure on page 2 of the Prospectus is amended by deleting the fourth paragraph under the section entitled "Principal Investment Strategies" and replacing it with the following two paragraphs:

         The Adviser has delegated to Polaris the responsibility for providing portfolio management services to a portion of the Fund's assets. The Adviser has allocated the Fund's assets between a growth strategy and a value strategy (as to the Fund's assets allocated to growth, the "International Growth Component" and as to the Fund's assets allocated to value, the "International Value Component"). Polaris furnishes investment advisory services to the International Value Component. The Adviser monitors the performance of Polaris and, at any point, the Adviser could change the allocation of the Fund's assets between itself and Polaris on a basis determined by the Adviser to be in the best interest of shareholders. This means that the portion of the assets managed by the Adviser could be significantly larger than that managed by Polaris or vice versa and that the difference between such proportions could change from time to time.

         The Adviser furnishes investment advisory services to the International Growth Component and makes judgments about the attractiveness of countries based upon a collection of criteria. The relative growth prospects, fiscal, monetary and regulatory government policies are considered jointly and generally in making these judgments. The Adviser focuses on issuers included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index. The MSCI EAFE Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions. The percentage of the International Growth Component in each country is determined by its relative attractiveness and weight in the MSCI EAFE Index.

The disclosure on page 2 of the Prospectus is amended by adding the following paragraph after the sixth paragraph under the section entitled "Principal Investment Strategies":

         Polaris' pure value style of investment management combines proprietary investment technology and traditional fundamental research to uncover companies with the most undervalued cash flow or assets, in any industry or country. Polaris takes an all-cap approach and utilizes bottom-up analysis, anchored by its proprietary "Global Cost of Equity" model, to select between 50 and 75 stocks.

The first line of the "Annual Fund Operating Expenses" table entitled "Investment Advisory Fees" under the section "Fund Fees and Expenses" for the Allegiant International Equity Fund on page 22 of the Prospectus is footnoted with the following:

        + Effective on or about September 1, 2005, the Adviser will pay a sub-advisory fee to Polaris based on the portion of assets of the Fund allocated to Polaris as follows: 0.35% of the first $125 million of assets managed, 0.40% of assets managed between $125 million and $200 million and 0.50% of assets managed over $200 million.

The heading entitled "Investment Adviser and Investment Teams" on page 76 is deleted and replaced with "Investment Adviser, Sub-Advisers and Investment Teams"

The following paragraphs are added to the section entitled "Investment Adviser and Investment Teams" under "Investment Sub-Adviser" located on page 76 and the heading "Investment Sub-Adviser" is deleted and replaced with "Sub-Advisers":

         Polaris, an SEC registered investment adviser, serves as Sub-Adviser to a portion of the assets of the International Equity Fund. Since 1995, Polaris has served as a global and international equity manager, serving the investment needs of pension plans, endowment funds and institutional and individual accounts. Polaris is located at 125 Summer Street, Suite 1470, Boston, Massachusetts. As of March 31, 2005, Polaris managed over $617 million in assets. Bernard R. Horn, Jr., Polaris' founder, owns all of the voting interests of Polaris.

         As Sub-Adviser, Polaris, under the supervision of the Adviser and Allegiant's Board of Trustees, provides a continuous investment program for the International Value Component. For its services, Polaris will receive sub-advisory fees from the Adviser with respect to the portion of assets of the Fund allocated to Polaris at the annual fee rates of 0.35% of the first $125 million of assets managed, 0.40% of assets managed between $125 million and $200 million and 0.50% of assets managed over $200 million.


The heading on page 76 entitled "Sub-Adviser's Investment Performance" is deleted and replaced with "Investment Counselor's Investment Performance"

Under the section entitled "Investment Adviser and Investment Teams" in the chart on page 80, the column under "Management Team" for the International Equity Fund is deleted and replaced with:

------------------------------------------------------------------------------
   International Equity Investment Management Team, Polaris (sub-adviser)
------------------------------------------------------------------------------


The following information replaces the section entitled "Investment Adviser and Investment Teams" under the "International Equity Investment Management Team" chart on page 81 of the Prospectus:

         ---------------------------------------- --------------------------------------------------------------------------
         Martin Schulz                            Responsible for the day-to-day management of the growth portion of the
         Director of International Equity         fund.
         Investment
         Years with the Adviser:  8 years         Mr. Schulz has been with the Adviser for eight years.
         Industry Experience:  11 years
         ---------------------------------------- --------------------------------------------------------------------------
         Bernard R. Horn, Jr.                     Responsible for the day-to-day management of the value portion of the
         President, Polaris Capital Management,   fund.
         Inc. (sub-adviser)
         Years with the Adviser:                  Mr. Horn has been with Polaris, sub-adviser for the International Equity
         less than 1 year                         Fund, since 1995.
         Industry experience:  25 years
         ---------------------------------------- --------------------------------------------------------------------------
         Sumanta Biswas                           Responsible for research and assisting in management of the value
         Assistant Portfolio Manager, Polaris     portion of the fund.
         Capital Management, Inc. (sub-adviser)
         Years with the Adviser:                  Prior to joining Polaris in 2002, Mr. Biswas conducted equity research
         less than 1 year                         for Delta Partners of Boston and served as an officer at the Securities
         Industry experience:  8 years            and Exchange Board of India.
         ---------------------------------------- --------------------------------------------------------------------------



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                       ALLEGIANT INTERNATIONAL EQUITY FUND

                            I Shares (Institutional)

    Supplement dated August 31, 2005 to the Prospectus dated October 1, 2004
                          (as revised June 13, 2005).

  This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.


At a Special Meeting of Shareholders of the Allegiant International Equity Fund (the "Fund") held on August 22, 2005, shareholders approved a sub-advisory agreement between Polaris Capital Management, Inc. ("Polaris") and Allegiant Asset Management Company, the Fund's current investment adviser (the "Adviser"). Beginning on or about September 1, 2005, Polaris will serve as sub-adviser to the Fund and furnish investment advisory services to a portion of the assets of the Fund subject to the supervision of the Adviser. This Supplement revises the Prospectus to reflect this arrangement.

The second paragraph under the section entitled "Risk/Return Information Common to the Funds" on page 1 of the Prospectus is deleted and replaced with the following:

         Each Fund has its own investment goal and strategies for reaching that goal. The Adviser manages the investments of each Fund. Polaris Capital Management, Inc. ("Polaris") serves as sub-adviser to a portion of the assets of the Allegiant International Equity Fund. Allegiant Investment Counselors, Inc. ("Investment Counselors" and together with Polaris, the "Sub-Advisers") serves as sub-adviser to the Allegiant Small Cap Core Fund. The Adviser, with the assistance of Polaris in the case of the Allegiant International Equity Fund and Investment Counselors in the case of the Allegiant Small Cap Core Fund, invests Fund assets in a way that it believes will help a Fund achieve its goal. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's and each Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.


The following is added to the "Fund Summary" on Page 2 of the Prospectus:

         -------------------------------------------------------------------
         SUB-ADVISER                  Polaris Capital Management Inc.
         -------------------------------------------------------------------


The disclosure on page 2 of the Prospectus is amended by deleting the second paragraph under the section entitled "Principal Investment Strategies" and replacing it with the following:

         The Fund's principal investment strategy is investing in common stocks of foreign issuers. The Fund invests in securities that are tied economically to a number of countries throughout the world. The Fund will limit investments in securities of issuers in countries with emerging markets or economies to no more than 25% of the Fund's total assets. More than 25% of the Fund's assets may be invested in the equity securities of issuers located in the same country.

The disclosure on page 2 of the Prospectus is amended by deleting the fourth paragraph under the section entitled "Principal Investment Strategies" and replacing it with the following two paragraphs:

         The Adviser has delegated to Polaris the responsibility for providing portfolio management services to a portion of the Fund's assets. The Adviser has allocated the Fund's assets between a growth strategy and a value strategy (as to the Fund's assets allocated to growth, the "International Growth Component" and as to the Fund's assets allocated to value, the "International Value Component"). Polaris furnishes investment advisory services to the International Value Component. The Adviser monitors the performance of Polaris and, at any point, the Adviser could change the allocation of the Fund's assets between itself and Polaris on a basis determined by the Adviser to be in the best interest of shareholders. This means that the portion of the assets managed by the Adviser could be significantly larger than that managed by Polaris or vice versa and that the difference between such proportions could change from time to time.

         The Adviser furnishes investment advisory services to the International Growth Component and makes judgments about the attractiveness of countries based upon a collection of criteria. The relative growth prospects, fiscal, monetary and regulatory government policies are considered jointly and generally in making these judgments. The Adviser focuses on issuers included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index. The MSCI EAFE Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions. The percentage of the International Growth Component in each country is determined by its relative attractiveness and weight in the MSCI EAFE Index.


The disclosure on page 2 of the Prospectus is amended by adding the following paragraphs after the sixth paragraph under the section entitled "Principal Investment Strategies":

         Polaris' pure value style of investment management combines proprietary investment technology and traditional fundamental research to uncover companies with the most undervalued cash flow or assets, in any industry or country. Polaris takes an all-cap approach and utilizes bottom-up analysis, anchored by its proprietary "Global Cost of Equity" model, to select between 50 and 75 stocks.


The first line of the "Annual Fund Operating Expenses" table entitled "Investment Advisory Fees" under the section "Fund Fees and Expenses" for the Allegiant International Equity Fund on page 22 of the Prospectus is footnoted with the following:

        + Effective on or about September 1, 2005, the Adviser will pay a sub-advisory fee to Polaris based on the portion of assets of the Fund allocated to Polaris as follows: .35% of the first $125 million of assets managed, 0.40% of assets managed between $125 million and $200 million and 0.50% of assets managed over $200 million.

The heading entitled "Investment Adviser and Investment Teams" on page 72 is deleted and replaced with "Investment Adviser, Sub-Advisers and Investment Teams"

The following paragraphs are added to the section entitled "Investment Adviser and Investment Teams" under "Investment Sub-Adviser" located on page 72 and the heading "Investment Sub-Adviser" is deleted and replaced with "Sub-Advisers":

         Polaris, an SEC registered investment adviser, serves as Sub-Adviser to a portion of the assets of the International Equity Fund. Since 1995, Polaris has served as a global and international equity manager, serving the investment needs of pension plans, endowment funds and institutional and individual accounts. Polaris is located at 125 Summer Street, Suite 1470, Boston, Massachusetts. As of March 31, 2005, Polaris managed over $617 million in assets. Bernard R. Horn, Jr., Polaris' founder, owns all of the voting interests of Polaris.

         As Sub-Adviser, Polaris, under the supervision of the Adviser and Allegiant's Board of Trustees, provides a continuous investment program for the International Value Component. For its services, Polaris will receive sub-advisory fees from the Adviser with respect to the portion of assets of the Fund allocated to Polaris at the annual fee rates of 0.35% of the first $125 million of assets managed, 0.40% of assets managed between $125 million and $200 million and 0.50% of assets managed over $200 million.

The heading on page 72 entitled "Sub-Adviser's Investment Performance" is deleted and replaced with "Investment Counselor's Investment Performance"

Under the section entitled "Investment Adviser and Investment Teams" in the chart on page 76, the column under "Management Team" for the International Equity Fund is deleted and replaced with:

------------------------------------------------------------------------------
   International Equity Investment Management Team, Polaris (sub-adviser)
------------------------------------------------------------------------------


The following information replaces the section entitled "Investment Adviser and Investment Teams" under the "International Equity Investment Management Team" chart on page 77 of the Prospectus:

---------------------------------------- --------------------------------------------------------------------------
Martin Schulz                            Responsible for the day-to-day management of the growth portion of the
Director of International Equity         fund.
Investment
Years with the Adviser:  8 years         Mr. Schulz has been with the Adviser for eight years.
Industry Experience:  11 years
---------------------------------------- --------------------------------------------------------------------------
Bernard R. Horn, Jr.                     Responsible for the day-to-day management of the value portion of the
President, Polaris Capital Management,   fund.
Inc. (sub-adviser)
Years with the Adviser:                   Mr. Horn has been with Polaris, sub-adviser for the International Equity
less than 1 year                          Fund, since 1995.
Industry experience:  25 years
---------------------------------------- --------------------------------------------------------------------------
Sumanta Biswas                           Responsible for research and assisting in management of the value
Assistant Portfolio Manager, Polaris     portion of the fund.
Capital Management, Inc. (sub-adviser)
Years with the Adviser:                  Prior to joining Polaris in 2002, Mr. Biswas conducted equity research
less than 1 year                         for Delta Partners of Boston and served as an officer at the Securities
Industry experience:  8 years            and Exchange Board of India.
---------------------------------------- --------------------------------------------------------------------------








          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                       ALLEGIANT INTERNATIONAL EQUITY FUND

                                    R Shares

    Supplement dated August 31, 2005 to the Prospectus dated October 1, 2004
                          (as revised June 13, 2005).

 This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.


At a Special Meeting of Shareholders of the Allegiant International Equity Fund (the "Fund") held on August 22, 2005, shareholders approved a sub-advisory agreement between Polaris Capital Management, Inc. ("Polaris") and Allegiant Asset Management Company, the Fund's current investment adviser (the "Adviser"). Beginning on or about September 1, 2005, Polaris will serve as sub-adviser to the Fund and furnish investment advisory services to a portion of the assets of the Fund subject to the supervision of the Adviser. This Supplement revises the Prospectus to reflect this arrangement.

The second paragraph under the section entitled "Risk/Return Information Common to the Funds" on page 1 of the Prospectus is deleted and replaced with the following:

         Each Fund has its own investment goal and strategies for reaching that goal. The Adviser manages the investments of each Fund. Polaris Capital Management, Inc. ("Polaris") serves as sub-adviser to a portion of the assets of the Allegiant International Equity Fund. Allegiant Investment Counselors, Inc. ("Investment Counselors" and together with Polaris, the "Sub-Advisers") serves as sub-adviser to the Allegiant Small Cap Core Fund. The Adviser, with the assistance of Polaris in the case of the Allegiant International Equity Fund and Investment Counselors in the case of the Allegiant Small Cap Core Fund, invests Fund assets in a way that it believes will help a Fund achieve its goal. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's and each Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.


The following is added to the "Fund Summary" on Page 2 of the Prospectus:

        -------------------------------------------------------------------
        SUB-ADVISER                   Polaris Capital Management Inc.
        -------------------------------------------------------------------


The disclosure on page 2 of the Prospectus is amended by deleting the second paragraph under the section entitled "Principal Investment Strategies" and replacing it with the following:

         The Fund's principal investment strategy is investing in common stocks of foreign issuers. The Fund invests in securities that are tied economically to a number of countries throughout the world. The Fund will limit investments in securities of issuers in countries with emerging markets or economies to no more than 25% of the Fund's total assets. More than 25% of the Fund's assets may be invested in the equity securities of issuers located in the same country.

The disclosure on page 2 of the Prospectus is amended by deleting the fourth paragraph under the section entitled "Principal Investment Strategies" and replacing it with the following two paragraphs:

         The Adviser has delegated to Polaris the responsibility for providing portfolio management services to a portion of the Fund's assets. The Adviser has allocated the Fund's assets between a growth strategy and a value strategy (as to the Fund's assets allocated to growth, the "International Growth Component" and as to the Fund's assets allocated to value, the "International Value Component"). Polaris furnishes investment advisory services to the International Value Component. The Adviser monitors the performance of Polaris and, at any point, the Adviser could change the allocation of the Fund's assets between itself and Polaris on a basis determined by the Adviser to be in the best interest of shareholders. This means that the portion of the assets managed by the Adviser could be significantly larger than that managed by Polaris or vice versa and that the difference between such proportions could change from time to time.

         The Adviser furnishes investment advisory services to the International Growth Component and makes judgments about the attractiveness of countries based upon a collection of criteria. The relative growth prospects, fiscal, monetary and regulatory government policies are considered jointly and generally in making these judgments. The Adviser focuses on issuers included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index. The MSCI EAFE Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions. The percentage of the International Growth Component in each country is determined by its relative attractiveness and weight in the MSCI EAFE Index.

The disclosure on page 2 of the Prospectus is amended by adding the following paragraphs after the sixth paragraph under the section entitled "Principal Investment Strategies":

         Polaris' pure value style of investment management combines proprietary investment technology and traditional fundamental research to uncover companies with the most undervalued cash flow or assets, in any industry or country. Polaris takes an all-cap approach and utilizes bottom-up analysis, anchored by its proprietary "Global Cost of Equity" model, to select between 50 and 75 stocks.


The first line of the "Annual Fund Operating Expenses" table entitled "Investment Advisory Fees" under the section "Fund Fees and Expenses" for the Allegiant International Equity Fund on page 22 of the Prospectus is footnoted with the following:

        + Effective on or about September 1, 2005, the Adviser will pay a sub-advisory fee to Polaris based on the portion of assets of the Fund allocated to Polaris as follows: .35% of the first $125 million of assets managed, 0.40% of assets managed between $125 million and $200 million and 0.50% of assets managed over $200 million.


The heading entitled "Investment Adviser and Investment Teams" on page 66 is deleted and replaced with "Investment Adviser, Sub-Advisers and Investment Teams"

The following paragraphs are added to the section entitled "Investment Adviser and Investment Teams" under "Investment Sub-Adviser" located on page 66 and the heading "Investment Sub-Adviser" is deleted and replaced with "Sub-Advisers":

         Polaris, an SEC registered investment adviser, serves as Sub-Adviser to a portion of the assets of the International Equity Fund. Since 1995, Polaris has served as a global and international equity manager, serving the investment needs of pension plans, endowment funds and institutional and individual accounts. Polaris is located at 125 Summer Street, Suite 1470, Boston, Massachusetts. As of March 31, 2005, Polaris managed over $617 million in assets. Bernard R. Horn, Jr., Polaris' founder, owns all of the voting interests of Polaris.

         As Sub-Adviser, Polaris, under the supervision of the Adviser and Allegiant's Board of Trustees, provides a continuous investment program for the International Value Component. For its services, Polaris will receive sub-advisory fees from the Adviser with respect to the portion of assets of the Fund allocated to Polaris at the annual fee rates of 0.35% of the first $125 million of assets managed, 0.40% of assets managed between $125 million and $200 million and 0.50% of assets managed over $200 million.

The heading on page 66 entitled "Sub-Adviser's Investment Performance" is deleted and replaced with "Investment Counselor's Investment Performance"

Under the section entitled "Investment Adviser and Investment Teams" in the chart on page 70, the column under "Management Team" for the International Equity Fund is deleted and replaced with:

------------------------------------------------------------------------------
   International Equity Investment Management Team, Polaris (sub-adviser)
------------------------------------------------------------------------------

The following information replaces the section entitled "Investment Adviser and Investment Teams" under the "International Equity Investment Management Team" chart on page 71 of the Prospectus:

         ---------------------------------------- --------------------------------------------------------------------------
         Martin Schulz                            Responsible for the day-to-day management of the growth portion of the
         Director of International Equity         fund.
         Investment
         Years with the Adviser:  8 years         Mr. Schulz has been with the Adviser for eight years.
         Industry Experience:  11 years
         ---------------------------------------- --------------------------------------------------------------------------
         Bernard R. Horn, Jr.                     Responsible for the day-to-day management of the value portion of the
         President, Polaris Capital Management,   fund.
         Inc. (sub-adviser)
         Years with the Adviser:                  Mr. Horn has been with Polaris, sub-adviser for the International Equity
         less than 1 year                         Fund, since 1995.
         Industry experience:  25 years
         ---------------------------------------- --------------------------------------------------------------------------
         Sumanta Biswas                           Responsible for research and assisting in management of the value
         Assistant Portfolio Manager, Polaris     portion of the fund.
         Capital Management, Inc. (sub-adviser)
         Years with the Adviser:                  Prior to joining Polaris in 2002, Mr. Biswas conducted equity research
         less than 1 year                         for Delta Partners of Boston and served as an officer at the Securities
         Industry experience:  8 years            and Exchange Board of India.
         ---------------------------------------- --------------------------------------------------------------------------








          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE